Long-Term Investments (Tables)	12 Months Ended
Sep. 30, 2024
Long-Term Investments [Abstract]
Schedule of Long-Term Investments	Long-term investments consisted of the following as of September 30, 2024 and 2023:
	2024	2023
Huashang Micro Finance Co.	$5,414,957	$5,208,333
Longwan Rural Commercial Bank	6,409,884	6,165,296
Wenzhou Longlian Development Co., Ltd	1,187,500	1,142,188
Total	$13,012,340	$12,515,817